SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - Additional Information (Details) ¥ in Thousands	Aug. 31, 2019 CNY (¥)
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED
Restricted capital and reserves	¥ 1,661,586